Finance Leases	6 Months Ended
Jun. 30, 2023
Finance Leases [Abstract]
FINANCE LEASES

NOTE 14 – FINANCE LEASES

The Company’s leases are mainly related to graphite anode material manufacturing equipment leases from financial lease companies. Finance lease contracts offer the Company an option to purchase assets at a nominal amount by the end of the lease term and it is reasonably certain the Company will exercise that option. The Company amortizes the finance lease right-of-use asset to the end of the useful life of the underlying asset.

As of June 30, 2023, the Company’s finance leases had a weighted average remaining lease term of 2.30 years and a weighted average discount rate of 6.71%.

The components of lease expense for the six months ended June 30, 2023 and 2022 were as follows:

	Statement of Income	For the six months ended June 30,
	Location	2023	2022

Lease costs
Finance lease expense	Cost of goods sold	$22,977	$-

Maturity of lease liabilities under the finance leases as of June 30, 2023 were as follows:

Finance
2023	$1,462,969
2024	2,836,637
2025	1,716,198
2026	650,503
Total lease payments	6,666,307
Less: interest	(556,791)
Present value of finance lease liabilities	$6,109,516
Finance lease liabilities, current	$2,560,943
Finance lease liabilities, non-current	$3,548,573